Commitments, contingencies and guarantees - Maturities of commitments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	¥ 2,271,168	¥ 2,301,943
Commitments to invest	26,511	136,367
Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,214,587	1,400,076
Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,056,581	¥ 901,867
Less than 1 year [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,520,280
Commitments to invest	136
Less than 1 year [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,214,587
Less than 1 year [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	305,693
1 to 3 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	226,516
Commitments to invest	2,038
1 to 3 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
1 to 3 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	226,516
3 to 5 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	188,982
Commitments to invest	4,239
3 to 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
3 to 5 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	188,982
More than 5 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	335,390
Commitments to invest	20,099
More than 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
More than 5 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	¥ 335,390